Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2024
Assets Pledged, Collateral Received And Assets Transferred [Abstract]
Disclosure of assets pledged and assets transferred as security against liabilities	The following table summarises the nature and carrying amount of the assets pledged as security:

	2024	2023
	£m	£m
Cash collateral	76,401	73,495
Loans and advances at amortised cost	63,531	71,018
Trading portfolio assets	107,368	117,325
Financial assets at fair value through the income statement	5,728	9,847
Financial assets at fair value through other comprehensive income	20,982	23,503
Assets pledged	274,010	295,188
The following table summarises the transferred financial assets and the associated liabilities. The transferred assets represent the gross carrying value of the assets pledged and the associated liabilities represent the IFRS balance sheet value of the related liability recorded on the balance sheet:

	Transferred assets	Associated liabilities
	£m	£m
As at 31 December 2024
Derivatives	75,157	(75,157)
Repurchase agreements	77,793	(53,481)
Securities lending arrangements	106,106	—
Other	14,954	(13,580)
	274,010	(142,218)

As at 31 December 2023
Derivatives	78,390	(78,390)
Repurchase agreements	86,712	(55,006)
Securities lending arrangements	118,632	—
Other	11,454	(10,179)
	295,188	(143,575)
For repurchase agreements the difference between transferred assets and the associated liabilities is predominantly due to IFRS netting. Included within Other are agreements where a counterparty's recourse is limited to the transferred assets. The relationship between the gross transferred assets and the associated liabilities is that holders of notes may only look to cash flows from the securitised assets for payments of principal and interest due to them under the terms of their notes.

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
2024
Recourse to transferred assets only	10,369	(2,151)	10,961	(2,154)	8,807
2023
Recourse to transferred assets only	7,381	(2,390)	7,947	(2,362)	5,585

Disclosure of collateral held as security for assets	Collateralised transactions, such as securities lending and borrowing, repurchase and derivative transactions are conducted in accordance with standard terms which are customary in the market.
The fair value at the balance sheet date of collateral accepted and re-pledged or transferred to others was as follows:

	2024	2023
	£m	£m
Fair value of securities accepted as collateral	1,318,862	1,207,697
Of which fair value of securities re-pledged/transferred to others	1,191,938	1,105,140